Debt - April 2023 Convertible Notes (Details) - Adagio Medical Inc - USD ($) $ in Thousands			6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 28, 2023	Apr. 04, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Debt
Proceeds from issuance of convertible notes payables			$ 15,500	$ 7,000		$ 20,000	$ 9,500
April 2023 Convertible Notes
Debt
Principal amount		$ 5,000			$ 10,000	10,000
Interest rate		8.00%
Right to issue additional convertible promissory notes		$ 10,000
Proceeds from issuance of convertible notes payables					10,000
Outstanding notes					$ 15,000	15,000		$ 15,000
Interest			$ 500	$ 100		$ 600
April 2023 Convertible Notes | Conversion upon termination of the Transaction and prior to a Qualified Financing.
Debt
Debt convertible amount	$ 24,000	$ 24,000
Percent of liquidation preference		120.00%
Percentage of effective price of common stock sold to trigger conversion	120.00%
Percentage of outstanding principal amount, accrued and unpaid interest		120.00%
Minimum equity financing amount to be converted		$ 146,900
April 2023 Convertible Notes | Qualified Financing
Debt
Proceeds from issuance of convertible notes payables	$ 10,000	10,000
Debt convertible amount	$ 24,000	$ 24,000
Percent of liquidation preference	120.00%	120.00%
Percentage of effective price of common stock sold to trigger conversion	75.00%	75.00%
Percentage of outstanding principal amount, accrued and unpaid interest	120.00%	120.00%